Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,162,884	$ 998,054
Short-term investments	15,000
Accounts receivable (Note 4)	26,460	101,233
Due from related parties (Note 23)	1,672	1,227
Inventories (Note 5)	351,900	108,483
Prepaid expenses	52,750	56,327
TOTAL CURRENT ASSETS	1,610,666	1,265,324
LONG-TERM INVESTMENTS (Note 6)	66,872	107,277
OTHER LONG-TERM INVESTMENTS (Note 7)	270,612	317,325
INVENTORIES (Note 5)	67,897
PROPERTY, PLANT AND EQUIPMENT (Note 9)	6,963,750	4,363,501
DEFERRED INCOME TAXES (Note 14)	47,556	33,062
OTHER ASSETS	57,438	50,339
TOTAL ASSETS	9,084,791	6,136,828
LIABILITIES
Accounts payable and accrued liabilities (Note 10)	755,705	653,015
Payable to related parties (Note 23)	185,462	28,170
Amounts due under credit facilities (Note 11)		44,884
Interest payable on long-term debt (Note 12 and 13)	31,406	10,808
Interim funding facility (Note 13 (a))	1,799,004
TOTAL CURRENT LIABILITIES	2,771,577	736,877
CONVERTIBLE CREDIT FACILITY (Note 12)	102,473	141,853
INTERIM FUNDING FACILITY (Note 13 (a))		400,655
PAYABLE TO RELATED PARTIES (Note 23)		56,783
DEFERRED INCOME TAXES (Note 14)		15,282
ASSET RETIREMENT OBLIGATIONS (Note 15)	126,912	45,553
TOTAL LIABILITIES	3,000,962	1,397,003
COMMITMENTS AND CONTINGENCIES (Note 25)
EQUITY
SHARE CAPITAL (Note 16)	9,145,394	6,819,367
ADDITIONAL PAID-IN CAPITAL	1,520,745	1,389,721
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Note 17)	12,849	(2,300)
DEFICIT	(4,606,905)	(3,483,948)
TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS' EQUITY	6,072,083	4,722,840
NONCONTROLLING INTERESTS (Note 18)	11,746	16,985
TOTAL EQUITY	6,083,829	4,739,825
TOTAL LIABILITIES AND EQUITY	$ 9,084,791	$ 6,136,828